Basis of Presentation Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Proceeds from financing related to sales and leaseback of vessels	$ 370,050	$ 335,830
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Decrease in net investing cash flow		336,000
Proceeds from financing related to sales and leaseback of vessels		$ 336,000